Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (599,592)	$ (1,147,998)	$ (1,659,586)	$ (1,956,639)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	183,250	110,018	169,644	97,115
Loss (gain) on disposal of property and equipment	0	(368)	(368)	1,613
Stock-based compensation expense	175,787	154,747	216,094	235,840
Amortization of deferred financing costs	42,322	60,142	78,539	74,403
Lease incentives received from landlord, net of amortization of deferred rent related to lease incentives	88,258	766,082	861,802	0
Change in operating assets and liabilities
(Increase) Decrease in Accounts receivable, trade	(426,705)	(250,800)	(53,010)	(208,244)
Inventories	247,202	(343,255)	(150,441)	(95,470)
Prepaid expenses and other current assets	34,654	(32,470)	(84,287)	(28,067)
Increase (Decrease) in
Accounts payable	(21,994)	661,180	459,389	286,035
Accrued compensation and other current liabilities	(94,439)	129,786	227,718	(59,756)
Accrued interest, related parties	556,664	547,875	733,430	670,986
Deferred rent	(8,780)	46,189	76,010	12,267
Deferred revenue	(109,167)	(15,000)	(20,000)	(20,000)
Net cash provided by (used in) operating activities	67,460	686,128	854,934	(989,917)
Cash flows from investing activities
Cash received from sale of property and equipment	0	1,400	1,400	2,100
Purchase of property and equipment	(235,109)	(1,171,863)	(1,151,720)	(93,530)
Net cash used in investing activities	(235,109)	(1,170,463)	(1,150,320)	(91,430)
Proceeds from exercise of common stock options and warrants	50,458	0	0	0
Proceeds from notes payable	0	475,000	475,000	1,095,000
Net cash provided by financing activity	50,458	475,000	475,000	1,095,000
Net increase (decrease) in cash and cash equivalents	(117,191)	(9,335)	179,614	13,653
Cash and cash equivalents - beginning of period	196,478	16,864	16,864	3,211
Cash and cash equivalents - end of period	79,287	7,529	196,478	16,864
Non-cash financing activities
Deferred financing costs from issuance of warrants (See Note 7)	$ 0	$ 137,955	$ 137,955	$ 89,225